Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Expense (benefit) related to actuarial results (note 20)	$ (5)	$ 11	$ (5)
Expense (benefit) related to derivative financial instruments (note 18.4)	(16)	4	(41)
Expense related to foreign currency translation and other effects	14	33	40
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ (7)	$ 48	$ (6)